Computation of Basic and Diluted Net Income (loss) per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule For Earning Per Share Basic And Diluted [Line Items]
Numerator for basic and diluted net income (loss) per share	$ (2,094)	$ (3,815)	[1]	$ (39,017)	[2]	$ (2,518)	$ (1,856)	$ 116	$ (478)	$ (1,575)	$ 37	$ (8,796)	$ (43,391)	$ (47,206)	$ (1,900)	$ 1,239
Denominator:
Weighted average shares for basic net income (loss) per share	30,044			26,677								28,276	26,672	26,673	23,572	18,301
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants																66
Denominators for diluted net income (loss) per share	30,044	26,694	[1]	26,677	[2]	26,669	26,661	26,655	26,655	19,112	18,310	28,276	26,672	26,673	23,572	18,367
Net income (loss) per share-basic	$ (0.07)			$ (1.46)								$ (0.31)	$ (1.63)	$ (1.77)	$ (0.08)	$ 0.07
Net income (loss) per share-diluted	$ (0.07)	$ (0.14)	[1]	$ (1.46)	[2]	$ (0.09)	$ (0.07)	$ 0.00	$ (0.02)	$ (0.08)	$ 0.00	$ (0.31)	$ (1.63)	$ (1.77)	$ (0.08)	$ 0.07

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.